Segment Results - Corporate Divisions - Private Bank (Detail) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026 EUR (€) employee	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Net revenues:
Total net revenues		€ 9,168		€ 8,339	€ 16,985	€ 16,471
Of which:
Net interest income		4,349		3,891	8,382	7,727
Net commission and fee income		2,861		2,674	5,665	5,426
Provision for credit losses		460	€ 519	423	979	894
Noninterest expenses:
Compensation and benefits		3,108		2,894	6,037	5,935
General and administrative expenses		2,233		2,065	4,415	4,245
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		(1)		0	0	(5)
Total noninterest expenses		5,340		4,959	10,451	10,175
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		3,368		2,957	5,555	5,402
Private Bank
Net revenues:
Personal Banking		1,383		1,306	2,742	2,594
Wealth Management	[1]	1,184		1,065	2,392	2,215
Total net revenues		2,566		2,371	5,133	4,810
Of which:
Net interest income		1,662		1,517	3,300	2,971
Net commission and fee income		799		739	1,651	1,571
Remaining income		106		115	182	268
Provision for credit losses		177		118	356	336
Noninterest expenses:
Compensation and benefits		766		675	1,467	1,414
General and administrative expenses		1,020		972	2,025	1,970
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		(2)		1	0	(5)
Total noninterest expenses		1,784		1,648	3,492	3,379
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		€ 605		€ 605	€ 1,286	€ 1,094
Total employees (full-time equivalent) | employee	[2]	35,709		36,917	35,709	36,917
Risk-weighted assets (RWA)	[2]	€ 97,000		€ 93,000	€ 97,000	€ 93,000
of which, operational risk RWA	[2]	16,000		15,000	16,000	15,000
Assets under Management	[2],[3]	732,000		645,000	732,000	645,000
Net flows (in € bn)		€ 9,000		€ 6,000	€ 20,000	€ 12,000
Cost/ income ratio	[4]	69.50%		69.50%	68.00%	70.30%
Post tax return on average shareholders equity	[5]	10.80%		10.40%	11.50%	9.40%
Post tax return on average tangible shareholders equity	[5]	11.30%		10.80%	12.00%	9.50%

[1]	Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
[2]	As of quarter-end
[3]	Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In
Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which the Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset
Management (DWS) because they are two distinct, independent qualifying services

[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]	Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report